Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Empower Bond Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Institutional Class
Trading Symbol	MXCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Institutional Class/MXCOX)	$ 14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.94%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”).
Franklin Summary of Performance
The Fund seeks to closely track the performance of the Bloomberg U.S. Aggregate Index, before expenses, with an emphasis on minimizing tracking error relative to the index. During the period, tracking error remained low and was driven primarily by security-specific factors rather than active positioning decisions. As a result, differences in performance relative to the
index reflected security selection effects, with selection within investment grade corporate bonds contributing modestly to performance, while security selection in agency mortgage-backed securities modestly detracted.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Institutional Class/MXCOX)	6.94%	(0.65) %	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,787,000,000
Holdings Count | Holding	2,650
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,787M
Total number of portfolio holdings	2,650
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	21%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	5.91 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup of
the Fund, representing percentage of the total investments

of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Bond Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Bond Index Fund
Class Name	Investor Class
Trading Symbol	MXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Bond Index Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Bond Index Fund (Investor Class/MXBIX)	$ 50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.62%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. and Franklin Advisory Services, LLC (collectively, “Franklin”).
Franklin Summary of Performance
The Fund seeks to closely track the performance of the Bloomberg U.S. Aggregate Index, before expenses, with an emphasis on minimizing tracking error relative to the index. During the period, tracking error remained low and was driven primarily by security-specific factors rather than active positioning decisions. As a result, differences in performance relative to the index reflected security selection effects, with selection within investment grade corporate bonds contributing modestly to performance, while security selection in agency mortgage-backed securities modestly detracted.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Bond Index Fund (Investor Class/MXBIX)	6.62%	(1.00) %	1.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 4,787,000,000
Holdings Count | Holding	2,650
Advisory Fees Paid, Amount	$ 5,100,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,787M
Total number of portfolio holdings	2,650
Total advisory fee paid	$ 5.1M
Portfolio turnover rate as of the end of the reporting period	21%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	5.91 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.88%	1.06%
United States Treasury Note/Bond 4.00%	0.91%
United States Treasury Note/Bond 4.13%	0.89%
United States Treasury Note/Bond 4.00%	0.87%
United States Treasury Note/Bond 0.63%	0.86%
United States Treasury Note/Bond 0.63%	0.82%
United States Treasury Note/Bond 4.25%	0.81%
United States Treasury Note/Bond 0.88%	0.77%
United States Treasury Note/Bond 2.38%	0.77%
United States Treasury Note/Bond 3.88%	0.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MXIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Institutional Class/MXIUX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.18%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM Summary of Performance
During the period, performance was affected by a combination of derivatives usage, country positioning, and government security selection. Forwards, futures, and swaps contributed to performance during the year, reflecting their respective roles in portfolio positioning and risk management. Country strategy was the largest contributor, with long exposure to New Zealand rates and short exposure to Japanese rates adding the most value. Government selection was the largest detractor, reflecting a preference for futures over cash Treasuries as part of the portfolio’s approach to duration management.
Wellington Summary of Performance
During the period, performance was influenced by sector allocation decisions and duration and yield curve positioning. Most fixed income sectors generated positive returns, as coupon income and periods of spread tightening helped offset the effects of volatile, and in some regions, higher global sovereign yields. Exposure to securitized sectors was the largest contributor to performance, led by allocations to non-agency residential mortgage-backed securities, with agency mortgage-backed securities and commercial mortgage-backed securities also contributing. Tactical duration and yield curve positioning was the largest detractor during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Institutional Class/MXIUX)	7.18%	(0.32) %	2.42%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 740,000,000
Holdings Count | Holding	1,479
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 740M
Total number of portfolio holdings	1,479
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.02 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Core Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Core Bond Fund
Class Name	Investor Class
Trading Symbol	MXFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Core Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Core Bond Fund (Investor Class/MXFDX)	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.75%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington”).
GSAM Summary of Performance
During the period, performance was affected by a combination of derivatives usage, country positioning, and government security selection. Forwards, futures, and swaps contributed to performance during the year, reflecting their respective roles in portfolio positioning and risk management. Country strategy was the largest contributor, with long exposure to New Zealand rates and short exposure to Japanese rates adding the most value. Government selection was the largest detractor, reflecting a preference for futures over cash Treasuries as part of the portfolio’s approach to duration management.
Wellington Summary of Performance
During the period, performance was influenced by sector allocation decisions and duration
and yield curve positioning. Most fixed income sectors generated positive returns, as coupon income and periods of spread tightening helped offset the effects of volatile, and in some regions, higher global sovereign yields. Exposure to securitized sectors was the largest contributor to performance, led by allocations to non-agency residential mortgage-backed securities, with agency mortgage-backed securities and commercial mortgage-backed securities also contributing. Tactical duration and yield curve positioning was the largest detractor during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Core Bond Fund (Investor Class/MXFDX)	6.75%	(0.68) %	2.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 740,000,000
Holdings Count | Holding	1,479
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key
fund statistics
that you should pay attention to.
Fund net assets	$ 740M
Total number of portfolio holdings	1,479
Total advisory fee paid	$ 2.0M
Portfolio turnover rate as of the end of the reporting period	197%
Average Credit Quality	Aa2
Weighted Average Maturity	13 years
Effective Duration	6.02 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Uniform Mortgage-Backed Security 5.50%	3.79%
United States Treasury Note/Bond 3.63%	2.44%
United States Treasury Note/Bond 3.75%	1.78%
United States Treasury Note/Bond 4.50%	1.76%
Uniform Mortgage-Backed Security 5.00%	1.59%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
United States Treasury Note/Bond 1.50%	1.33%
U.S. Treasury Bills 3.79%	1.30%
United States Treasury Note/Bond 4.63%	1.17%
United States Treasury Note/Bond 4.63%	1.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Institutional Class
Trading Symbol	MXZMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Institutional Class/MXZMX)	$ 68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.89%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Index, which returned 8.17% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
Insight Summary of Performance
Performance was primarily driven by duration and inflation positioning as well as security selection. A U.S. yield curve steepener was the largest contributor to performance, supported by the use of interest rate futures and foreign exchange forwards to enhance returns and manage tracking error. Significant detractors were the credit strategy and positions in the currency space, and an underweight to credit beta in the second and third quarters detracted the most from performance.
RBC Summary of Performance
Performance was affected by active positioning across sovereign and corporate credit during a volatile market environment, alongside declining U.S. bond yields. Opportunities in credit spreads contributed to performance, including exposure to Romanian sovereign credit, which benefited from tighter spreads as investors gained confidence in the sovereign’s fiscal reforms. These gains were partly offset by declines from term structure positioning and active foreign exchange, and while the portfolio maintained an overweight to corporate credit (cash bonds), credit default swap index hedges offset a portion of those gains.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Institutional Class/MXZMX)	7.89%	(1.85) %	0.63%
Bloomberg Global Aggregate Index	8.17%	(2.15) %	1.26%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 666,000,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 666M
Total number of portfolio holdings	695
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	153%
Average Credit Quality	Aa3
Weighted Average Maturity	12 years
Effective Duration	6.82 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/ Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/ Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Global Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Global Bond Fund
Class Name	Investor Class
Trading Symbol	MXGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Global Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Global Bond Fund (Investor Class/MXGBX)	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.54%, as compared to its broad-based securities market index, the Bloomberg Global Aggregate Index, which returned
8.17% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Insight North America LLC (“Insight”) and RBC Global Asset Management (UK) Limited (“RBC”).
Insight Summary of Performance
Performance was primarily driven by duration and inflation positioning as well as security selection. A U.S. yield curve steepener was the largest contributor to performance, supported by the use of interest rate futures and foreign exchange forwards to enhance returns and manage tracking error. Significant detractors were the credit strategy and positions in the currency space, and an underweight to credit beta in the second and third quarters detracted the most from performance.
RBC Summary of Performance
Performance was affected by active positioning across sovereign and corporate credit during a volatile market environment, alongside declining U.S. bond yields. Opportunities in credit spreads contributed to performance, including exposure to Romanian sovereign credit, which benefited from tighter spreads as investors gained confidence in the sovereign’s fiscal reforms. These gains were partly offset by declines from term structure positioning and active foreign exchange, and while the portfolio maintained an overweight to corporate credit (cash bonds), credit default swap index hedges offset a portion of those gains.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Global Bond Fund (Investor Class/MXGBX)	7.54%	(2.20) %	0.27%
Bloomberg Global Aggregate Index	8.17%	(2.15) %	1.26%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 666,000,000
Holdings Count | Holding	695
Advisory Fees Paid, Amount	$ 3,300,000
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 666M
Total number of portfolio holdings	695
Total advisory fee paid	$ 3.3M
Portfolio turnover rate as of the end of the reporting period	153%
Average Credit Quality	Aa3
Weighted Average Maturity	12 years
Effective Duration	6.82 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/ Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%
GEOGRAPHICAL ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/ Bond 3.75%	6.11%
Uniform Mortgage-Backed Security 5.50%	3.49%
United States Treasury Note/Bond 3.88%	2.02%
United States Treasury Note/Bond 3.88%	1.87%
United States Treasury Note/Bond 4.25%	1.67%
United States Treasury Note/Bond 3.50%	1.65%
United States Treasury Note/Bond 3.88%	1.54%
United States Treasury Note/Bond 4.63%	1.51%
Korea Treasury Bond 2.63%	1.45%
United States Treasury Note/Bond 4.00%	1.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	MXFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Institutional Class/MXFRX)	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31,
2025, the Fund returned 9.34%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned
7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.38% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the period was affected by security selection across sectors. Security selection in the gaming, lodging and leisure sector and in the technology segment of the high yield market contributed to performance, while security selection in the industrial sector and in healthcare-related issuers detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Institutional Class/MXFRX)	9.34%	3.91%	6.34%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	10.38%	4.66%	7.44%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 803,000,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 803M
Total number of portfolio holdings	502
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	57%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.31 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes to the Fund since
January 1, 2025
. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 1, 2026, the Fund's annual advisory rate was reduced to 0.55% on assets up to $1 billion, 0.50% on assets over $1 billion, and 0.45% on assets over $2 billion, and the Fund's expense limit annual rate was reduced to 0.58%.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower High Yield Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	MXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower High Yield Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower High Yield Bond Fund (Investor Class/MXHYX)	$ 102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.96%, as compared to its broad-
based securities
market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and a composite index with investment characteristics similar to those of the Fund, which returned 10.38% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the period was affected by security selection across sectors. Security selection in the gaming, lodging and leisure sector and in the technology segment of the high yield market contributed to performance, while security selection in the industrial sector and in healthcare-related issuers detracted from performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower High Yield Bond Fund (Investor Class/MXHYX)	8.96%	3.57%	5.98%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%	10.38%	4.66%	7.44%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 803,000,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 4,200,000
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 803M
Total number of portfolio holdings	502
Total advisory fee paid	$ 4.2M
Portfolio turnover rate as of the end of the reporting period	57%
Average Credit Quality	Ba3
Weighted Average Maturity	5 years
Effective Duration	2.31 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of
the Fund
, representing percentage of the total investments

of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.73%
Lumentum Holdings Inc	0.81%
RR Donnelley & Sons Co 9.50%	0.70%
Kedrion SpA 6.50%	0.65%
Iron Mountain Inc REIT 6.25%	0.63%
FirstCash Inc 6.88%	0.61%
CCO Holdings LLC / CCO Holdings Capital Corp 4.75%	0.61%
DaVita Inc 6.88%	0.60%
Boeing Co	0.57%
MPT Operating Partnership LP / MPT Finance Corp REIT 8.50%	0.57%

Material Fund Change [Text Block]
Material
Fund
Changes
This is a summary of certain changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at 1-866-831-7129.
Effective January 1, 2026, the Fund's annual advisory rate was reduced to 0.55% on assets up to $1 billion, 0.50% on assets over $1 billion, and 0.45% on assets over $2 billion, and the Fund's expense limit annual rate was reduced to 0.58%.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Institutional Class
Trading Symbol	MXIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.17%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation strategy also contributed, led by overweights to the collateralized loan obligation, commercial mortgage-backed securities, and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)	7.17%	2.22%	3.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	1.76%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.43%
(a)
Institutional Class inception date was January 4, 2018.

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 511,000,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 511M
Total number of portfolio holdings	310
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	180%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.31 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Inflation-Protected Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Inflation-Protected Securities Fund
Class Name	Investor Class
Trading Symbol	MXIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Inflation-Protected Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.75%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index, which returned 7.47% over the same period.
The Fund’s investment portfolio is managed by one sub-adviser: Goldman Sachs Asset Management, L.P. (“GSAM”).
GSAM Summary of Performance
Performance during the period was driven by derivatives positioning, duration management, and sector allocation, with offsetting effects from security selection. The Fund utilized Treasury futures and interest rate swaps during the period. Interest rate swaps detracted from performance, though this was offset by Treasury futures, resulting in a positive contribution overall. Duration positioning contributed to performance, primarily driven by GSAM’s tactical auction month-end strategies. Sector allocation strategy also contributed, led by overweights to the collateralized loan obligation, commercial mortgage-backed securities, and investment-grade corporate sectors, which performed well during the year. Specific U.S. Treasury Inflation-Protected Securities (“TIPS”) selection detracted from performance, particularly in December, driven by security selection and exposure to shorter-dated TIPS.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception (a)
Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)	6.75%	1.87%	2.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	1.76%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index	7.47%	2.52%	3.43%

Performance Inception Date	Jan. 04, 2018
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 511,000,000
Holdings Count | Holding	310
Advisory Fees Paid, Amount	$ 1,500,000
Investment Company, Portfolio Turnover	180.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table
outlines key
fund statistics that you should pay attention to.
Fund net assets	$ 511M
Total number of portfolio holdings	310
Total advisory fee paid	$ 1.5M
Portfolio turnover rate as of the end of the reporting period	180%
Average Credit Quality	Aa2
Weighted Average Maturity	9 years
Effective Duration	4.31 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment
makeup
of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Inflation Indexed Bonds TIPS 1.88%	24.79%
U.S. Treasury Inflation Indexed Bonds TIPS 1.13%	16.71%
U.S. Treasury Inflation Indexed Bonds TIPS 1.63%	11.83%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	3.12%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	2.21%
U.S. Treasury Inflation Indexed Bonds TIPS 2.13%	1.05%
Elmwood Ltd 5.18%	0.62%
Elmwood Ltd 5.22%	0.60%
Kennedy Lewis Ltd 5.43%	0.57%
Madison Park Funding LXXIII Ltd 5.26%	0.55%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Multi-Sector Bond Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Institutional Class
Trading Symbol	MXUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	$ 57	0.55%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 8.39%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned 8.42% over the same period.
The Fund’s investment portfolio is managed by two sub-
advisers
: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit and securitized sectors aided performance, largely due to security selection, while allocation effects also contributed within high yield credit. Non-U.S. dollar exposures contributed positively during the period. An out-of-benchmark allocation to securitized names detracted from performance.
Virtus Summary of Performance
Sector allocation, issue selection and duration impact contributed to performance during the period. An underweight to U.S. Treasuries, in addition to overweight allocation and security selection within emerging markets sovereign debt, contributed to performance, with emerging markets sovereign debt representing the largest contributor. Selection within high yield corporates and residential mortgage-backed securities detracted from performance, with high yield corporates representing the largest detractor in the context of active sector and issue selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)	8.39%	2.17%	4.71%
Bloomberg Multiverse Index	8.42%	(1.87) %	1.50%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,390,000,000
Holdings Count | Holding	1,722
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,390M
Total number of portfolio holdings	1,722
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period	74%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.41 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%
CREDIT RATING ALLOCATION
(a)

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's ac countants during the reporting period.
Empower Multi-Sector Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Multi-Sector Bond Fund
Class Name	Investor Class
Trading Symbol	MXLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Multi-Sector Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	$ 94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned
7.98%, as compared to its broad-based securities market index, the Bloomberg Multiverse Index, which returned 8.42% over the same period.
The Fund’s investment portfolio is managed by two sub-advisers: Loomis, Sayles, & Company, L.P. (“Loomis Sayles”) and Virtus Fixed Income Advisers, LLC (“Virtus”).
Loomis Sayles Summary of Performance
Performance was driven primarily by security selection, with yield curve positioning also contributing throughout the period. Exposure to high yield credit, investment grade credit and securitized sectors aided performance, largely due to security selection, while allocation effects also contributed within high yield credit. Non-U.S. dollar exposures contributed positively during the period. An out-of-benchmark allocation to securitized names detracted from performance.
Virtus Summary of Performance
Sector allocation, issue selection and duration impact contributed to performance during the period. An underweight to U.S. Treasuries, in addition to overweight allocation and security selection within emerging markets sovereign debt, contributed to performance, with emerging markets sovereign debt representing the largest contributor. Selection within high yield corporates and residential mortgage-backed securities detracted from performance, with high yield corporates representing the largest detractor in the context of active sector and issue selection.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Multi-Sector Bond Fund (Investor Class/MXLMX)	7.98%	1.83%	4.35%
Bloomberg Multiverse Index	8.42%	(1.87) %	1.50%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,390,000,000
Holdings Count | Holding	1,722
Advisory Fees Paid, Amount	$ 6,200,000
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention
to.
Fund net assets	$ 1,390M
Total number of portfolio holdings	1,722
Total advisory fee paid	$ 6.2M
Portfolio turnover rate as of the end of the reporting period	74%
Average Credit Quality	Baa1
Weighted Average Maturity	12 years
Effective Duration	4.41 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 3.50%	6.66%
United States Treasury Note/Bond 4.00%	2.67%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.37%
Federal Home Loan Mortgage Corp 5.00%	0.78%
EchoStar Corp 10.75%	0.66%
United States Treasury Note/Bond 4.63%	0.63%
Republic of South Africa Government Bond 9.00%	0.51%
U.S. Treasury Bills 3.56%	0.50%
Federal Home Loan Mortgage Corp 5.50%	0.48%
Federal Home Loan Mortgage Corp 5.50%	0.46%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	MXXJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.80%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.82% over the same period.
The
Fund’s
investment portfolio is managed by Franklin Advisers, Inc (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the year was affected by portfolio positioning and sector exposures. Use of interest rate swaps and futures to adjust duration contributed to performance as part of overall portfolio management rather than on a standalone basis. Exposure to out-of-index mortgage credit sectors and asset-backed securities contributed to performance, while an underweight to investment grade corporate bonds and yield curve term structure positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Institutional Class/MXXJX)	5.80%	2.49%	2.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg 1-3 Year Credit Bond Index	5.82%	2.46%	2.64%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 549,000,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 549M
Total number of portfolio holdings	477
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	50%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.67 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Short Duration Bond Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Short Duration Bond Fund
Class Name	Investor Class
Trading Symbol	MXSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower Short Duration Bond Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Short Duration Bond Fund (Investor Class/MXSDX)	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 5.29%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg 1-3 Year Credit Bond Index, which returned 5.82% over the same period.
The Fund’s investment portfolio is managed by Franklin Advisers, Inc (“Franklin Advisers”).
Franklin Advisers Summary of Performance
Performance during the year was affected by portfolio positioning and sector exposures. Use of interest rate swaps and futures to adjust duration contributed to performance as part of overall portfolio management rather than on a standalone basis. Exposure to out-of-index mortgage credit sectors and asset-backed securities contributed to performance, while an underweight to investment grade corporate bonds and yield curve term structure positioning detracted from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower Short Duration Bond Fund (Investor Class/MXSDX)	5.29%	2.11%	2.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg 1-3 Year Credit Bond Index	5.82%	2.46%	2.64%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 549,000,000
Holdings Count | Holding	477
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 549M
Total number of portfolio holdings	477
Total advisory fee paid	$ 1.2 M
Portfolio turnover rate as of the end of the reporting period	50%
Average Credit Quality	A2
Weighted Average Maturity	5 years
Effective Duration	1.67 years

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Bills 3.63%	5.42%
United States Treasury Note/Bond 3.88%	5.18%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.98%
Federal Home Loan Bank 3.55%	1.97%
Federal Home Loan Bank 3.58%	1.44%
Goldman Sachs Group Inc 4.15%	1.23%
Bank of America Corp 6.20%	1.10%
BAT Capital Corp 4.91%	0.96%
Boeing Co 6.30%	0.79%
Boeing Co 2.75%	0.79%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period .
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Institutional Class
Trading Symbol	MXDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 7.06%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 7.09% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by asset-backed securities exposure which was the second largest contributor to performance over the period. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Institutional Class/MXDQX)	7.06%	(0.36) %	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53) %	1.46%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 631,000,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 631M
Total number of portfolio holdings	303
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	95%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.79 years

Holdings [Text Block]
Graphical Representation of
Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note /Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note /Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%

Material Fund Change [Text Block]
Material Fund
Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreemen ts with the Fund's accountants during the reporting period.
Empower U.S. Government Securities Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower U.S. Government Securities Fund
Class Name	Investor Class
Trading Symbol	MXGMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Empower U.S. Government Securities Fund (the "Fund”) for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the last year ended
December 31, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
For the 12-month reporting period ended December 31, 2025, the Fund returned 6.60%, as compared to its broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 7.30% and an additional index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Government/Mortgage Index, which returned 7.09% over the same period.
The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser.
ECM Summary of Performance
During the period, the Fund maintained an overweight to agency mortgage-backed securities and an out-of-benchmark allocation to asset-backed securities, while holding an underweight to Treasuries, reflecting attractive valuations and a constructive view of market conditions. Treasury futures were used to manage interest rate risk and modestly detracted from performance. An overweight to agency mortgage-backed securities exposure was the largest contributor to performance, followed by asset-backed securities exposure which was the second largest contributor to performance over the period. Sector, duration and yield curve positioning did not have any negative impact on performance throughout the period.

Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Empower U.S. Government Securities Fund (Investor Class/MXGMX)	6.60%	(0.71) %	1.20%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36) %	2.01%
Bloomberg U.S. Government/Mortgage Index	7.09%	(0.53) %	1.46%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Net Assets	$ 631,000,000
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 631M
Total number of portfolio holdings	303
Total advisory fee paid	$ 1.3M
Portfolio turnover rate as of the end of the reporting period	95%
Average Credit Quality	Aa1
Weighted Average Maturity	15 years
Effective Duration	5.79 years

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
United States Treasury Note/Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%
CREDIT RATING ALLOCATION
(a)
(a) Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized.

Credit Quality Explanation [Text Block]	Security ratings disclosed with the exception of those labeled “Not Rated” are provided by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Our preferred vendor has been chosen based on asset coverage and historical ratings accuracy. When ratings are unavailable from our preferred vendor, other NRSROs may be utilized
Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note/Bond 4.13%	4.90%
United States Treasury Note/Bond 4.25%	4.63%
United States Treasury Note/Bond 4.13%	4.29%
United States Treasury Note/Bond 4.63%	4.26%
United States Treasury Note/Bond 3.75%	4.07%
United States Treasury Note/Bond 4.75%	3.78%
United States Treasury Note/Bond 3.50%	3.19%
United States Treasury Note/Bond 4.25%	3.19%
United States Treasury Note/Bond 3.50%	2.92%
United States Treasury Note/Bond 3.88%	2.84%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.
Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.

Material Fund Change Adviser [Text Block]	Effective January 17, 2025, Western Asset was removed as the sub-adviser of the Fund and ECM began managing the Fund’s investment portfolio.
Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026 at
https://www.empower.com/investments/empower-funds/fund-documents or upon special request at
1-866-831-7129
.

Updated Prospectus Phone Number	1-866-831-7129
Updated Prospectus Web Address	https://www.empower.com/investments/empower-funds/fund-documents
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.